Board Compensation and Key Management Personnel (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Profit and Loss Statement for the Remuneration of the Statutory Directors

In 2017, 2016, and 2015 the following amounts were charged to the consolidated statement of profit or loss and comprehensive loss for the remuneration of the statutory directors:

	December 31,
Name	Gross Salary	Bonus	Pension	Option cost	Total
	(Amounts in Euros)
Ton Logtenberg, CEO
2017	432,782	337,945	51,528	4,675,590	5,497,845
2016	369,204	147,820	17,717	907,236	1,441,977
2015	236,032	89,072	18,591	1,910,204	2,253,899
Shelley Margetson(*), COO
2017	(**) 420,782	—	19,595	451,752	892,129
2016	198,987	84,000	6,152	164,547	453,686
2015	159,749	37,365	13,824	284,938	495,876

(*)	Resigned as a statutory director of the Company effective as of May 24, 2017.
(**)	Gross salary includes severance payments totaling €257,260.

Summary of the Remuneration Received for Key Management Personnel

The remainder of the key management personnel has received the following remuneration for the year 2017.

Remuneration	2017	2016	2015
	(Amounts in Euros)
Short term employment benefits	2,808,998	1,139,763	190,763
Post-employment benefits	108,416	18,720	11,671
Other long term benefits	—	—	—
Termination benefits	—	—	—
Share based payments	5,171,233	1,195,876	57,065
Total	8,088,647	2,354,359	259,499

Summary of Statement of Profit and Loss for the Remuneration of the(Former) Members of the Supervisory Board

The following amounts were charged to the consolidated statement of profit or loss and comprehensive loss for the remuneration of the members of the Board:

	December 31, 2017			December 31, 2016			December 31, 2015
Name	Cash compensation	Option cost	Total	Cash compensation	Option cost	Total	Cash compensation	Option cost	Total
	(Amounts in Euros)			(Amounts in Euros)			(Amounts in Euros)
Mark Iwicki	59,840	120,596	180,436	50,394	183,367	233,761	26,325	115,380	141,705
Wolfgang Berthold	37,530	90,944	128,474	19,850	50,928	70,778	—	15,475	15,475
Lionel Carnot	35,445	61,870	97,315	24,852	66,959	91,811	—	—	—
John de Koning	38,573	113,613	152,186	26,230	37,000	63,230	—	—	—
Anand Mehra	39,615	83,683	123,298	26,938	84,703	111,641	—	—	—
Gregory Perry	41,700	103,169	144,869	28,356	97,365	125,721	—	—	—
Gabriele Dallmann(*)	—	—	—	—	—	—	11,000	5,795	16,795
Gerard van Odijk(*)	—	—	—	—	—	—	—	16,298	16,298
Total	252,703	573,875	826,578	176,620	520,322	696,942	37,235	152,948	190,273

(*)	former board member

Summary of Average Exercise Price Per Share Held by the Members of the Supervisory Board

As at December 31, members of the Board held the following number of options:

	December 31, 2017		December 31, 2016		December, 31 2015
Name	Number	Weighted average exercise price	Number	Weighted average exercise price	Number	Weighted average exercise price
Mark Iwicki	79,226	€7.32	73,576	€6.57	73,576	€6.57
Wolfgang Berthold	24,040	€8.90	26,724	€3.02	14,168	€1.93
Lionel Carnot	22,650	€11.80	17,000	€8.87	—	—
John de Koning	22,650	€11.80	17,000	€8.87	—	—
Anand Mehra	22,650	€11.80	17,000	€8.87	—	—
Gregory Perry	22,650	€11.80	17,000	€8.87	—	—
Gabriele Dallmann(*)	—	—	16,828	€3.24	4,272	€1.93
Gerard van Odijk(*)	—	—	—	—	21,874	€1.93

Total	193,866	€9.61	185,128	€7.21	113,890	€4.93

(*)	former board member